Revenues - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 37,343	$ 25,461
Carbon capture and transformation
Disaggregation of Revenue [Line Items]
Revenues	21,221	11,564
Licensing
Disaggregation of Revenue [Line Items]
Revenues	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	19,061	9,539
Research and development
Disaggregation of Revenue [Line Items]
Revenues	12,122	13,897
Joint development agreements
Disaggregation of Revenue [Line Items]
Revenues	6,021	11,700
Other contract research
Disaggregation of Revenue [Line Items]
Revenues	6,101	2,197
CarbonSmart
Disaggregation of Revenue [Line Items]
Revenues	$ 4,000	$ 0